united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska 68137

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

SMH Representation Trust

December 31, 2014

SMH Capital Advisors, Inc.
4800 Overton Plaza, STE 300
Fort Worth, TX 76109

SMH Representation Trust
PORTFOLIO REVIEW (Unaudited)
December 31, 2014

The Fund’s performance figures* for each of the periods ended December 31, 2014, compared to its benchmark:

	6 Month Return	1 Year Return	3 Year Return	Since Inception**
SMH Representation Trust	(18.07)%	(16.10)%	(0.56)%	3.42%
BofA Merrill Lynch U.S. Cash Pay High Yield Index (a)	(2.94)%	2.45%	8.29%	8.89%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to reduce its fees and absorb all expenses of the Fund, at least until October 31, 2015. Without these waivers, the Fund’s total annual operating expenses would have been 0.81%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

**	Inception date is May 24, 2010.
1

SMH Representation Trust
Portfolio Weightings (Unaudited)
December 31, 2014

The percentages in the above chart are based on the portfolio holdings as a percentage of net assets of the Fund as of December 31, 2014, and are subject to change.

2

SMH Representation Trust
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014

Shares		Value
	COMMON STOCK - (0.00%)

	Hotels Restaurants & Leisure - (0.00%)
2,429	Trump Entertainment Resorts, Inc. *†#	$—
	TOTAL COMMON STOCK (Cost $7,362)	—

Principal
	CONVERTIBLE CORPORATE BONDS - (8.04%)

	Biotechnology - (5.27%)
$2,003,000	PDL BioPharma, Inc., 4.00%, 2/1/2018	1,915,369

	Real Estate Investment Trusts - (2.77%)
989,000	Colony Financial, Inc., 3.875%, 1/15/2021	1,005,689

	Semiconductors & Semiconductor Equipment - (0.00%)
4,588,000	Energy Conversion Devices, Inc.**#	—

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $4,417,789)	2,921,058

	CORPORATE BONDS - (84.82%)

	Coal - (8.25%)
3,515,000	Alpha Natural Resources, Inc., 9.75%, 4/15/2018	1,581,750
4,794,000	Arch Coal, Inc., 7.00%, 6/15/2019	1,414,230
		2,995,980
	Commerical Services - (4.75%)
2,023,000	ADT Corp., 3.50%, 7/15/2022	1,724,608

	Comsmetics - (4.77%)
1,890,000	Elizabeth Arden, Inc., 7.375%, 3/15/2021	1,734,075

	Electric - (9.55%)
1,932,000	Atlantic Power Corp., 9.00%, 11/15/2018	1,912,680
1,810,000	GenOn Americas Generation, LCC, 8.50%, 10/1/2021	1,556,600
		3,469,280
	Electronics - (4.71%)
1,892,000	Fluidigm Corp, 2.75%, 2/1/2034	1,709,895

	Lodging - (4.04%)
2,002,000	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017	1,467,466

	Mining - (18.81%)
1,820,000	Coeur D’Alene Mines Corp., 7.875%, 2/1/2021	1,433,250
1,827,000	Hecla Mining Company, 6.875%, 5/1/2021	1,607,760
1,995,000	Hudbay Minerals, Inc. 9.50%, 10/1/2020	1,922,681
3,369,000	Molycorp, Inc., 10.00%, 6/1/2020	1,869,795
		6,833,486
	Oil & Gas - (15.31%)
2,688,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019	1,585,920
2,350,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020	1,780,125
2,816,000	Penn Virginia Corp., 7.25%, 4/15/2019	2,196,480
		5,562,525
	Retail - (6.09%)
1,321,000	Cash America International, Inc., 5.75%, 5/15/2018	1,367,235
5,317,000	Radioshack Corp., 6.75%, 5/15/2019	844,074
		2,211,309

The accompanying notes are an integral part of these financial statements.

3

SMH Representation Trust
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014

Principal		Value

	Semiconductors - (0.03%)
$13,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020	$11,700

	Telecommunications - (8.51%)
1,451,000	Earthlink Holdings Corp., 7.375%, 6/1/2020	1,472,765
1,672,000	Sprint Capital Corp., 8.75%, 3/15/2032	1,617,660
		3,090,425

	TOTAL CORPORATE BONDS (Cost $45,429,050)	30,810,749

	TOTAL INVESTMENTS (Cost $49,854,201)(a) - 92.86%	$33,731,807

	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.14%	2,595,339

	NET ASSETS - 100.00%	$36,327,146

*	The security is illiquid; the security represents 0.00% of net assets.

**	Represents issuer in default on interest payments; non-income producing security.

†	Non-income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is 49,854,326, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$17,040
Unrealized depreciation	(16,139,559)
Net unrealized depreciation	$(16,122,519)

Country of Issuer	Percentage
United States	82.30%
Canada	10.56%
92.86%
Percentages in the above table are based on net assets and excludes short-term investments and cash, of the Fund as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

4

SMH Representation Trust
Statement of Assets and Liabilities (Unaudited)
December 31, 2014

ASSETS:
Investments, at cost	$49,854,201
Investments, at value	$33,731,807
Receivable for securities sold	2,774,589
Interest receivable	645,951
Receivable for Fund shares sold	420,668
Due from Advisor	78,074
Prepaid expenses and other assets	14,963
Total Assets	37,666,052

LIABILITIES:
Due to custodian	740,257
Payable for Fund shares redeemed	148,716
Due to other related parties	11,564
Distributions payable	420,668
Accrued expenses and other liabilities	17,701
Total Liabilities	1,338,906

Net Assets	$36,327,146

NET ASSETS CONSIST OF:
Paid in capital	$59,604,411
Accumulated net investment income	226,334
Accumulated net realized loss on investments	(7,381,205)
Net unrealized depreciation on investments	(16,122,394)
Net Assets	$36,327,146
Shares of beneficial interest outstanding (a)	5,371,082
Net asset value, offering and redemption price per share	$6.76

(a)	Unlimited number of shares of no par value beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

5

SMH Representation Trust
Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2014

Investment Income:
Interest income	$2,280,584
Total Investment Income	2,280,584

Operating Expenses:
Investment advisory fees	155,197
Administration fees	37,880
Compliance service fees	8,734
Custody fees	8,448
Audit fees	6,302
Compliance officer fees	6,250
Legal fees	3,892
Printing expense	2,466
Trustees’ fees	2,072
Networking fees	1,064
Registration fees	955
Miscellaneous expense	218
Total Operating Expenses	233,478
Less: Fees waived and expenses reimbursed by Advisor	(233,478)
Net Operating Expenses	—

Net Investment Income	2,280,584

Realized and Unrealized Gain (Loss) from Investments:
Net realized gain from:
Investments	463,105
Net change in unrealized depreciation on:
Investments	(12,706,005)
Net Realized and Unrealized Loss from Investments	(12,242,900)

Net Decrease in Net Assets Resulting From Operations	$(9,962,316)

The accompanying notes are an integral part of these financial statements.

6

SMH Representation Trust
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014
Operations:
Net investment income	$2,280,584	$6,017,993
Net realized gain (loss) from investments	463,105	(6,963,850)
Net change in unrealized appreciation (depreciation) on investments	(12,706,005)	4,498,520

Net increase (decrease) in net assets resulting from operations	(9,962,316)	3,552,663

Distributions to Shareholders from:
Net investment income	(2,345,428)	(6,163,506)
Net realized capital gains	—	(2,209,419)
Total distributions to shareholders	(2,345,428)	(8,372,925)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	6,528,224	7,971,291
Reinvestment of dividends and distributions	246,429	961,153
Cost of shares redeemed	(22,357,507)	(23,637,785)
Net decrease in net assets from share transactions of beneficial interest	(15,582,854)	(14,705,341)

Total decrease in net assets	(27,890,598)	(19,525,603)

Net Assets:
Beginning of period	64,217,744	83,743,347
End of period*	$36,327,146	$64,217,744
* Includes undistributed net investment income	$226,334	$291,178

Share Activity:
Shares Sold	815,797	887,515
Shares Reinvested	32,465	108,521
Shares Redeemed	(2,911,187)	(2,650,005)
Net decrease in shares of beneficial interest outstanding	(2,062,925)	(1,653,969)

The accompanying notes are an integral part of these financial statements.

7

SMH Representation Trust
Financial Highlights
For a share outstanding throughout each period presented

For the Six
Months Ended	For the	For the	For the	For the	For the
December 31, 2014	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
(Unaudited)	June 30, 2014	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010 (A)

Net asset value, beginning of period	$8.64	$9.21	$9.67	$10.72	$10.03	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.33	(B)	0.72	(B)	0.73	(B)	0.94	(B)	0.97	0.08
Net realized and unrealized gain (loss) on investments	(1.85)	(0.29)	(0.18)	(0.32)	0.88	0.03
Total from investment operations	(1.52)	0.43	0.55	0.62	1.85	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.36)	(0.74)	(0.73)	(0.94)	(0.98)	(0.08)
From net realized gains on investments	—	(0.26)	(0.28)	(0.73)	(0.18)	—
Total distributions	(0.36)	(1.00)	(1.01)	(1.67)	(1.16)	(0.08)
Net asset value, end of period	$6.76	$8.64	$9.21	$9.67	$10.72	$10.03

Total return (C)	(18.07	)% (D)	4.87%	5.80%	6.96%	18.73%	1.14	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$36,327	$64,218	$83,743	$81,475	$66,801	$63,498
Ratios to average net assets:
Expenses, before waiver and reimbursement (F)	0.84	% (E)	0.81%	0.77%	0.79%	0.80%	1.50	% (E)
Expenses, net waiver and reimbursement (F)	0.00	% (E)	0.00%	0.00%	0.00%	0.00%	0.00	% (E)
Net investment income, before waiver and reimbursement (F)(G)	7.28	% (E)	7.17%	6.91%	8.69%	8.09%	7.21	% (E)
Net investment income, net waiver and reimbursement (F)(G)	8.11	% (E)	7.98%	7.68%	9.48%	8.89%	8.71	% (E)
Portfolio turnover rate	15	% (D)	63%	61%	35%	61%	7	% (D)

(A)	The SMH Representation Trust commenced operations on May 24, 2010.

(B)	Per share amounts calculated using average shares method.

(C)	Total returns in the above table are historical in nature and represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

8

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”,) was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: SMH Representation Trust (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is SMH Capital Advisors, Inc. (the “Advisor” or “SMH”).

The Fund commenced operations on May 24, 2010. The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation—Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchanged traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

9

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2014 for the Fund’s assets measured at fair value:

		Level 2	Level 3
	Level 1	(Other Significant	(Unobservable
Security Classifications (a)(b)	(Quoted Prices)	Observable Inputs)	Inputs)		Totals
Common Stock	$—	$—	$—	(c)	$—
Convertible Corporate Bonds	—	2,921,058	—	(c)	2,921,058
Corporate Bonds	—	30,810,749	—		30,810,749
Total	$—	$33,731,807	$—		$33,731,807

(a)	There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	For a detailed break-out by industry classification, please refer to the Portfolio of Investments.

(c)	Included in Level 3 for common stock is Trump Entertainment Resorts, an unlisted security, with $0 market value. Also included in convertible corporate bonds is Energy Conversion Devices, Inc., an escrow receipt, with $0 market value.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Trump
	Entertainment	Energy Conversion
	Resorts, Inc.	Devices, Inc.

Beginning balance July 1, 2014	$—	$—
Total realized gain/(loss)	—	190,680
Change in unrealized depreciation	—	(190,680)
Capital Distribution	—	—
Tax Basis Adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2014	$—	$—

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2014, was $190,680.

Quantitative disclosures of unobservable inputs and assumptions used by SMH Representation Trust.
Investments in Securities:
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$—	Bankruptcy	Expected future cash flows
Convertible Corporate Bonds
Energy Conversion Devices, Inc.	$—	Bankruptcy	Expected future cash flows
Total Fair Value Securities:	$—

Fair value securities as a percentage of total Net Assets 0.00%.

b)           Federal Income Tax—The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2014, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2014, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax years ended June 30, 2011, June 30, 2012, June 30, 2013 and June 30, 2014) and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s filings is presently in progress.

10

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

c)           Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least monthly. Distributable net realized gains, if any, are declared and distributed annually.

d)           Other—Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

e)           Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)           Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$8,211,454	$25,082,252

There were no government securities purchased or sold during the period.

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMH acts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund. For the six months ended December 31, 2014, management fees of $155,197 were incurred by the Fund, before the waiver and reimbursement described below. As of December 31, 2014, there were no advisory fees payable to the Advisor. As of December 31, 2014, the Advisor owed the Fund $78,074, which has since been collected.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2015. If the Advisor were to charge the Fund for its investment advisor services, the Advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund. However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund. Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors. The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, 12b-1 fees, sales charges, leverage interest, dividend expense on securities sold short, expenses incurred in connection with any merger or reorganization, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended December 31, 2014, the Advisor waived advisory fees and reimbursed expenses of $233,478. The Advisor may recapture $548,988, no later than June 30, 2015, $658,142, no later than June 30, 2016 and $608,180, no later than June 30, 2017, subject to the terms of the Expense Limitation Agreement.

11

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacity.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of -pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. For the six months ended December 31, 2014, the Fund did not incur any 12b-1 expenses.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended June 30, 2014 and year ended June 30, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$6,163,506	$7,727,039
Long-Term Capital Gain	2,209,419	1,264,736
	$8,372,925	$8,991,775

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and	Other		Unrealized	Total
Ordinary	Long-Term	Late Year	Book/Tax	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Differences	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$291,178	$—	$(7,844,185)	$—	$—	$(3,416,514)	$(10,969,521)

The difference between book basis and tax basis accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $7,844,185.

Permanent book and tax differences, primarily attributable to the reclass of ordinary income distributions and adjustments for defaulted bonds, resulted in reclassification for the year ended June 30, 2014 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$369,228	$(369,228)
12

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

(5)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13

SMH REPRESENTATION TRUST

Expense Examples (Unaudited)

DECEMBER 31, 2014	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – SMH Representation Trust (the“Fund” )

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 7/1/14 through 12/31/14.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/14). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 7/1/14 through 12/31/14

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Actual Fund Return (in parentheses)	7/1/14	12/31/14	During Period**

SMH Representation Trust (-18.07%)	$1,000.00	$819.30	$0.00

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Hypothetical 5% Fund Return	7/1/14	12/31/14	During Period**

SMH Representation Trust	$1,000.00	$1,025.21	$0.00

**	Expenses are equal to the Fund’s annualized expenses ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
14

SMH REPRESENTATION TRUST

ADDITIONAL INFORMATION (Unaudited)

December 31, 2014	SEMI-ANNUAL REPORT

Consideration and Renewal of Management Agreement with SMH Capital Advisors, Inc. with respect to the SMH Representation Trust

In connection with the regular meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and SMH Capital Advisors, Inc. (“SMH”), with respect to the SMH Representation Trust (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by SMH (“SMH 15c Response”) and noted that SMH is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed SMH’s responses to a series of questions regarding the services provided by SMH, as well as information on the corporate structure, officers, owners and compliance record of SMH. The Trustees then discussed the nature of SMH’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. They considered that the adviser is responsible for all research, compliance, marketing and analysis in connection with the Fund. They reviewed the adviser’s investment research and stock selection process. They noted favorably that the adviser reported no compliance, regulatory or litigation issues since the last agreement renewal. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

Performance. The Trustees reviewed the Fund’s performance for the one year, three year and since inception periods. They noted that although the Fund yielded positive returns for each period, it underperformed both its peer group and Morningstar category averages with returns of 4.75% versus 11.44% and 10.56%, respectively, for the one year period, 5.87% versus 8.28% and 8.21%, respectively, for the three year period, and 9.02% versus 10.07% and 9.82%, respectively, since inception. The Trustees considered that the adviser attributed its relative underperformance to sector allocation and stock selection. They noted positively, however, the adviser’s adherence to its strategy and considered the adviser’s representation that it expects the Fund to perform more favorably, relative to benchmarks, over a full market cycle. After further discussion, the Trustees concluded that the Fund’s performance was not unreasonable.

Fees and Expenses. The Trustees noted the adviser charges an advisory fee of 0.55% and that the Fund has an expense ratio of 0.01%. They compared the fee and expense ratio to that of a peer group and Morningstar category noting that the advisory fee is lower than both category averages (0.59% and 0.58%, respectively) and that the net expense ratio is significantly lower than the benchmark averages of 0.94% and 1.12%, respectively. The Trustees acknowledged that the Fund is only available to certain investors through wrap accounts. After discussion, the Trustees agreed that the advisory fee was reasonable.

15

SMH REPRESENTATION TRUST

ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

Profitability. The Trustees considered the adviser’s profitability in connection with its relationship with the Fund. They noted that the adviser reported a net loss in connection with its services to the Fund. After discussion, the Trustees concluded that, based on the profitability analysis provided, it does not appear that excessive profitability from the adviser’s relationship with the Fund is an issue at this time.

Economies of Scale. The Trustees considered whether the adviser had achieved economies of scale with respect to the management of the Fund. They noted that the adviser intends to waive its fees until further notice, and that the wrap fees are negotiated by the investors. After discussion, it was the consensus of the Trustees that based on the waiver, economies of scale are not a Board consideration and the matter of economies of scale would be revisited at the next renewal of the agreement if the agreement changes.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and SMH and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

16

SMH REPRESENTATION TRUST

ADDITIONAL INFORMATION (Unaudited)(Continued)

December 31, 2014	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

17

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228
18

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.
19

This Page Intentionally Left Blank.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

ADVISOR

SMH Capital Advisors, Inc.

4800 Overton Plaza

 Suite 300

Fort Worth, TX 76109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 4, 2015